Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Sep. 25, 2015
Prospectus Date	Sep. 30, 2015